EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE
The calculated basic and diluted earnings per share for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024	2023	2022

Earnings (loss) per share – basic and diluted	$(0.94)	$0.11	$0.28
Earnings (loss) attributed to owner(s) of the Company	$(29,285,428)	$3,139,333	$8,028,610
Weighted average number of Ordinary Shares - basic and diluted	30,995,079	28,600,000	28,600,000